Exchangeable Senior Notes - Summary of Financial Information Relating to Exchangeable Senior Notes (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Amortization of commitment fees and debt issuance costs	$ 1,000,000	$ 975,000	$ 920,000